INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Biological assets
Biological assets at beginning of the year	$ 270,579
Initial recognition and changes in the fair value of biological assets	716,741	$ 279,945
Decrease due to harvest / disposals	(986,433)	(334,478)
Cost incurred during the year	1,234,733	387,074
Exchange differences	(269,892)	(61,962)
Biological assets at year ended June 30	$ 965,728	270,579
Increase in estimated yields (as a percent)	20.00%
Biological assets [member] | Fair value
Biological assets
Increase in the fair value if estimated yield were to increase	$ 190,000
Decease in the fair value if estimated yield were to increase	$ 190,000
Biological assets [member] | Yields
Biological assets
Decrease in estimated yields (as a percent)	20.00%
Soybean
Biological assets
Biological assets at beginning of the year	$ 237,723
Initial recognition and changes in the fair value of biological assets	198,932	241,707
Decrease due to harvest / disposals	(447,132)	(288,791)
Cost incurred during the year	284,951	339,088
Exchange differences	(169,373)	(54,281)
Biological assets at year ended June 30	105,101	237,723
Corn
Biological assets
Biological assets at beginning of the year	32,856
Initial recognition and changes in the fair value of biological assets	252,056	38,238
Decrease due to harvest / disposals	(252,372)	(45,687)
Cost incurred during the year	314,950	47,986
Exchange differences	(75,736)	(7,681)
Biological assets at year ended June 30	271,754	$ 32,856
Wheat
Biological assets
Initial recognition and changes in the fair value of biological assets	202,543
Decrease due to harvest / disposals	(227,303)
Cost incurred during the year	596,799
Exchange differences	(17,216)
Biological assets at year ended June 30	554,823
Barley
Biological assets
Initial recognition and changes in the fair value of biological assets	63,210
Decrease due to harvest / disposals	(59,626)
Cost incurred during the year	38,033
Exchange differences	(7,567)
Biological assets at year ended June 30	34,050
Joint operation in producing grain crops | Rizobacte Argentina and Espartina
Biological assets
In-kind contributions	$ 476,292
Joint operation in producing grain crops | Rizobacter Argentina S.A
Biological assets
Percentage of contributions	5.00%
Joint operation in producing grain crops | Espartina S.A.
Biological assets
Percentage of contributions	95.00%